STOCK OPTIONS, AWARDS AND WARRANTS (Narrative) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 23, 2016	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 05, 2014	Jan. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value, outstanding		$ 3,341,238	$ 3,849,626
Intrinsic value, exercisable		$ 3,399,984
Average remaining contractual life outstanding		2 years 26 days	2 years 10 months 25 days
Average remaining contractual life exercisable		2 years 22 days
Weighted average remaining life, outstanding			3 years 2 months 12 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value, exercisable			$ 74,425
Average remaining contractual life outstanding			2 years 9 months 18 days
Average remaining contractual life exercisable			2 years 10 months 25 days
Compensation cost related to unvested employee options not yet recognized			$ 356,852	$ 583,412
Unrecognized compensation cost			0	$ 162,741
Options expected to recognize			$ 0
Equity Compensation 2012 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						600,000
Equity Compensation 2014 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					600,000
Equity Compensation 2016 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	600,000
Minimum percentage of fair market value	100.00%
Threshhold of employee ownership for increase in fair market value and decrease in maximum life	10.00%
Minimum percentage of fair market value for eligible employee	110.00%
Maximum fair market value underlying options exercisable by any option holder during any calendar year	$ 100,000
Maximum option life	10 years
Maximum option life for 10% holder	5 years